RELATED PARTY BALANCES AND TRANSACTIONS - Non-competition arrangement (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Minimum
Non-competition agreement, investable financial assets	¥ 1
Maximum
Non-competition agreement, investable financial assets	¥ 10